Capital Stock - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Nov. 18, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000		10,000,000
Common stock, par value	$ 0.001		$ 0.001
Common stock, shares issued	6,769,106	6,769,106	535,685
Common stock, shares outstanding	6,769,106	535,685	535,685
Common stock, vote description	Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when and if declared by the Board of Directors, subject to the prior rights of all classes of stock outstanding. The holders of common stock, voting as a separate class, are entitled to elect one member of the Board of Directors.
Convertible preferred stock, shares authorized			1,860,000
IPO [Member]
Class of Stock [Line Items]
Common stock, shares issued		6,769,106
Common stock, shares outstanding		6,769,106
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued upon conversion of convertible preferred stock		865,429
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock issued upon conversion of convertible preferred stock	865,429	865,429
Conversion ratio, description	Conversion ratio of one to one
Conversion ratio		1
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares authorized			1,860,000